Fair Value of Financial Instruments (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		32 Months Ended	41 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Fair Value Of Financial Instruments Details Narrative
Impairment expense			$ 0		$ 31,774	$ 14,817	$ 46,591	$ 46,591